RELATED PARTY TRANSACTIONS AND BALANCES (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017 CNY (¥)	Jun. 30, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CNY (¥)
Related party transaction
Amount due from related parties			¥ 98,453	$ 18,335	¥ 124,301
Due to related party			11,058		9,606
Sheen Star
Related party transaction
Amount due from related parties			37,060		37,060
Interest income from related party		¥ 2,060
Accor
Related party transaction
Amount due from related parties			4,052		4,771
Accor | Service fee
Related party transaction
Revenue from related parties	¥ 5,907	2,718
Accor | Brand use fee, reservation fee and other related service fee
Related party transaction
Due to related party			6,019		3,004
Expenses with related parties	4,695	2,688
Cjia
Related party transaction
Amount due from related parties			50,365		81,772
Cjia | Goods sold and service provided
Related party transaction
Revenue from related parties	702
Cjia | Rental income
Related party transaction
Revenue from related parties	1,450
Cjia | Chengjia Hotel Management Co., Ltd.
Related party transaction
Consideration from sale of subsidiary			10,000
Jiyuan
Related party transaction
Amount due from related parties			3,398		665
Jiyuan | Cash collected
Related party transaction
Due to related party			59		66
Yechun
Related party transaction
Amount due from related parties			375		33
Yechun | Cash collected
Related party transaction
Due to related party			1,525		1,354
Ctrip
Related party transaction
Amount due from related parties			3,203
Ctrip | Hotel reservation services
Related party transaction
Due to related party			3,291		5,041
Ctrip | Marketing and training fee
Related party transaction
Revenue from related parties	6,333	3,167
Ctrip | Commission expenses
Related party transaction
Expenses with related parties	¥ 24,682	19,815
Yibang | Service fee
Related party transaction
Revenue from related parties		292
Qianya | Service fee
Related party transaction
Due to related party			¥ 164		¥ 141
Expenses with related parties		¥ 487